Financial Instruments and Risk Management - Schedule of Derivative Commodity Contract Positions (Details)	Dec. 31, 2018 $ / bbl bbl
Three-Way Collar Contract [Member] | July 2022 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	300,000
Monthly Volume bbl | bbl	50,000
Three-Way Collar Contract [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	300,000
Monthly Volume bbl | bbl	50,000
Three-Way Collar Contract [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	198,000
Monthly Volume bbl | bbl	16,500
Three-Way Collar Contract [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	199,998
Monthly Volume bbl | bbl	16,666.5
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | July 2022 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	53.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | July 2022 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.50
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | July 2022 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	70.00
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	70.00
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	62.10
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	61.35
Bear Put Spread [Domain] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Bear Put Spread [Domain] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Bear Put Spread [Domain] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Bear Put Spread [Domain] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Bear Put Spread [Domain] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	198,000
Monthly Volume bbl | bbl	16,500
Bear Put Spread [Domain] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	199,998
Monthly Volume bbl | bbl	16,666.5
Bear Put Spread [Domain] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	53.00
Bear Put Spread [Domain] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00